Subsequent events (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Jan. 02, 2024	Sep. 05, 2023	Mar. 28, 2025	Feb. 18, 2025	Dec. 31, 2023	Mar. 12, 2025
Stock issued during period, value					$ 25,000
Subsequent Event [Member] | Employment Agreement [Member]
Cancelled shares						90,000
Subsequent Event [Member] | Business Development Agreement [Member]
Cancelled shares						9,000
Series D Convertible Preferred Stock [Member]
Description of business development agreement		the business developer to earn 10,000 Series D Convertible Preferred Stock, based upon performance milestones. Due to an administrative error, all 10,000 Series D Convertible Preferred Stock was prematurely recorded, while only 1,000 shares were earned and vested
Description of employment agreement	the employee to earn 100,000 Series D Convertible Preferred Stock, based upon performance milestones. Due to an administrative error, all 100,000 Series D Convertible Preferred Stock was prematurely recorded, while only 10,000 shares were earned and vested
Series D Preferred Stock [Member] | Consultant [Member] | Subsequent Event [Member]
Share issued for convertable notes				30,000
Share issued for convertable notes per share			$ 0.01	$ 0.01
Stock issued during period, value			$ 100,000